11. RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
11. RELATED PARTY TRANSACTIONS

Sale of Capitalized Software

On January 7, 2015, in an effort to give investors a more concentrated presence in the waste industry the Company sold the capitalized software assets of Here to Serve Technology, LLC (HTST) to Mobile Science Technologies, Inc., a Georgia corporation (MSTI), a related party due to being owned by some of the shareholders of the Company. No gain or loss was recognized on this transaction as the Company received equity equal to book value ($434,532) of the capitalized software in the exchange. This represents approximately 15% of the equity of MSTI and is reflected in the accompanying balance sheet as “investment in related party affiliate”. The Company's investment of 15% of the common stock of MSTI is accounted for under the equity method because the company exercises significant influence over its operating and financial activities. Significant influence is exercised because both Companies have a Board Member in common. Accordingly, the investment in MSTI is carried at cost, adjusted for the Company's proportionate share of earnings or losses.

The following presents unaudited summary financial information for MSTI. Such summary financial information has been provided herein based upon the individual significance of this unconsolidated equity method investment to the consolidated financial information of the Company.

Following is a summary of financial position and results of operations of MSTI:

Summary of Statements of Financial Condition	Three Months Ended
March 31, 2016
Assets
Current assets	$3,609
Noncurrent assets	2,877,313
Total assets	2,880,922

Liabilities and Equity
Current liabilities	234,362
Noncurrent liabilities	-
Equity	2,646,560
Total liabilities and equity	$2,880,922

Summary of Statements of Operations

Revenues	$177
Expense	14,210
Net loss	$(14,033)

The Company recorded losses from its investment in MSTI, accounted for under the equity method, of approximately $2,100 for the three months ended March 31, 2016.  The charge reflected the Company’s share of MSTI losses recorded in that period. While the Company has ongoing agreements with MSTI relating to the use of MSTI's software technology, the Company has no obligation to otherwise support the activities of MSTI. As of March 31, 2016, the Company has $133,000 in prepaid expenses related to MSTI.

Sale of Capitalized Software

On January 7, 2015, in an effort to give investors a more concentrated presence in the waste industry the Company sold the capitalized software assets of Here to Serve Technology, LLC (HTST) to Mobile Science Technologies, Inc., a Georgia corporation (MSTI), a related party due to being owned by some of the shareholders of the Company. No gain or loss was recognized on this transaction as the Company received equity equal to book value ($434,532) of the capitalized software in the exchange. This represents approximately 15% of the equity of MSTI and is reflected in the accompanying balance sheet as “investment in related party affiliate”. The Company's investment of 15% of the common stock of MSTI is accounted for under the equity method because the company exercises significant influence, over its operating and financial activities. Significant influence is exercised because both Companies have a Board Member in common. Accordingly, the investment in MSTI is carried at cost, adjusted for the Company's proportionate share of earnings or losses.

The following presents unaudited summary financial information for MSTI. Such summary financial information has been provided herein based upon the individual significance of this unconsolidated equity investment to the consolidated financial information of the Company.

Following is a summary of financial position and results of operations of MSTI:

Summary of Statements of Financial Condition	2015
(UNAUDITED)
Assets
Current assets	$4,481
Noncurrent assets	2,869,553
Total assets	$2,874,034

Liabilities and Equity
Current liabilities	$213,264
Noncurrent liabilities	-
Equity	2,660,770
Total liabilities and equity	$2,874,034

Summary of Statements of Operations

Revenues	$1,364
Expense	470,342
Net loss	$(468,978)

The Company recorded losses from its investment in MSTI, accounted for under the equity method, of approximately $70,000 during fiscal year ended 2015.  The charge reflected the Company’s share of MSTI losses recorded in that period, as well as the write-down of the investment and the write-off of certain receivables.  While the Company has ongoing agreements with MSTI relating to the use of MSTI's software technology, the Company has no obligation to otherwise support the activities of MSTI. As of December 31, 2015, the Company has $133,000 in prepaid expenses related to MSTI.